Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000236514 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Access First Priority CLO Bond ETF
Class Name	Alternative Access First Priority CLO Bond ETF
Trading Symbol	AAA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alternative Access First Priority CLO Bond ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aafetfs.com/. You can also request this information by contacting us at (323) 925-3305.
Additional Information Phone Number	(323) 925-3305
Additional Information Website	https://www.aafetfs.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Access First Priority CLO Bond ETF (AAA)	$13	0.25%[1]
1	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25% [1]
Net Assets	$ 42,419,604
Holdings Count | Holding	37
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$42,419,604
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Fortress Credit BSL XXVI Ltd., Series 2024-4A, 5.718%, 1/15/2038	4.7%
AMMC CLO XXXI Ltd., Series 2025-31A, 5.635%, 2/20/2038	4.7%
Cedar Funding VIII CLO Ltd., Series 2017-8A, 5.542%, 1/17/2038	4.7%
Voya CLO Ltd., Series 2021-2A, 5.495%, 4/20/2038	4.7%
Magnetite XXXIV Ltd., Series 2023-34A, 5.458%, 1/15/2038	4.7%
LCM XL Ltd., Series 40A, 5.688%, 1/15/2038	3.5%
Silver Point CLO VII Ltd., Series 2024-7A, 5.678%, 1/15/2038	3.5%
Trinitas CLO XXX Ltd., Series 2024-30A, 5.689%, 10/23/2037	3.5%
BlueMountain CLO XXV Ltd., Series 2019-25A, 5.668%, 1/15/2038	3.3%
Recette CLO Ltd., Series 2015-1A, 5.667%, 4/20/2034	2.9%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fortress Credit BSL XXVI Ltd., Series 2024-4A, 5.718%, 1/15/2038	4.7%
AMMC CLO XXXI Ltd., Series 2025-31A, 5.635%, 2/20/2038	4.7%
Cedar Funding VIII CLO Ltd., Series 2017-8A, 5.542%, 1/17/2038	4.7%
Voya CLO Ltd., Series 2021-2A, 5.495%, 4/20/2038	4.7%
Magnetite XXXIV Ltd., Series 2023-34A, 5.458%, 1/15/2038	4.7%
LCM XL Ltd., Series 40A, 5.688%, 1/15/2038	3.5%
Silver Point CLO VII Ltd., Series 2024-7A, 5.678%, 1/15/2038	3.5%
Trinitas CLO XXX Ltd., Series 2024-30A, 5.689%, 10/23/2037	3.5%
BlueMountain CLO XXV Ltd., Series 2019-25A, 5.668%, 1/15/2038	3.3%
Recette CLO Ltd., Series 2015-1A, 5.667%, 4/20/2034	2.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.